Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2025 Pay Versus Performance

The following table sets forth information concerning: (1) the compensation of our Chief Executive Officer and President, John T. Fitzgerald and the average compensation for our other named executive officer, Kent A. Hansen, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” ("CAP") to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2023, 2024 and 2025 and (2) our total shareholder return (“TSR”) and Net Income over such years in accordance with SEC rules:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEO(2) (3)	Average Compensation Actually Paid to Non-PEO NEO(2) (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net (Loss) Income (thousands)
2025	$637,802	$2,633,802	$551,762	$597,505	$169.61	($10,252)
2024	$637,250	$592,250	$762,161	$766,751	$154.38	($8,295)
2023	$610,192	$1,163,192	$467,262	$472,732	$178.72	$24,012

Notes:

(1) Mr. Fitzgerald was the Principal Executive Officer (“PEO”) in 2025, 2024 and 2023.

(2) Mr. Hansen was the only Non-PEO Named Executive Officer (“NEO”) in 2025, 2024 and 2023.

(3) Excludes the 14,568 2026 Restricted Common Shares granted to Mr. Hansen on March 23, 2026.

Officer compensation is determined by the Compensation Committee. In terms of base salary the Compensation Committee considers the market for similarly situated employees at peer companies and the employee’s overall performance both individually and as it relates to the overall results. Variable compensation considers profitability during the year. Compensation actually paid to the PEO and Non-PEO NEO in 2025, 2024 and 2023 were based upon 2025, 2024 and 2023 financial results, as well as the achievement of strategic objectives. The Compensation Committee also considered shareholder return as a factor in compensation, given the steady increase in our share price over the past few years.

Named Executive Officers, Footnote		Mr. Hansen was the only Non-PEO Named Executive Officer (“NEO”) in 2025, 2024 and 2023.
Peer Group Issuers, Footnote		In terms of base salary the Compensation Committee considers the market for similarly situated employees at peer companies and the employee’s overall performance both individually and as it relates to the overall results
PEO Total Compensation Amount	[1]	$ 637,802	$ 637,250	$ 610,192
PEO Actually Paid Compensation Amount	[1]	2,633,802	592,250	1,163,192
Non-PEO NEO Average Total Compensation Amount	[2],[3]	551,762	762,161	467,262
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	597,505	766,751	472,732
Total Shareholder Return Amount		169.61	154.38	178.72
Net Income (Loss)		$ (10,252)	$ (8,295)	$ 24,012
PEO Name		Mr. Fitzgerald	Mr. Fitzgerald	Mr. Fitzgerald

[1]	(1) Mr. Fitzgerald was the Principal Executive Officer (“PEO”) in 2025, 2024 and 2023.
[2]	(2) Mr. Hansen was the only Non-PEO Named Executive Officer (“NEO”) in 2025, 2024 and 2023.
[3]	(3) Excludes the 14,568 2026 Restricted Common Shares granted to Mr. Hansen on March 23, 2026.